Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

NOTE 12: SHARE-BASED COMPENSATION

Stock Options

During the three months ended March 31, 2021, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the three months ended March 31, 2021:

		Weighted-Average
	Options Outstanding	Exercise Price
Balance as of December 31, 2020	11,751,592	$0.05
Grants	13,190,453	0.02
Exercised	-	-
Cancelled	-	-
Balance as of Mach 31, 2021	24,942,045	$0.03

The weighted average grant date fair value of stock options granted during the three months ended March 31, 2021 was $0.0215. The total fair value of stock options that granted during the three ended March 31, 2021 was approximately $284,000. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the three months ended March 31, 2021:

Expected term (years)	5.7 years
Expected stock price volatility	296.17%
Weighted-average risk-free interest rate	0.64%
Expected dividend	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of March 31, 2021:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	24,942,045	9.58	$0.03
Exercisable	745,031	8.81	0.43
Expected to vest	24,197,014	9.60	$0.02

As of March 31, 2021 and December 31, 2020, there was $448,292 and $211,661, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the three months ended March 31, 2021, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the three months ended March 31, 2021:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2020	14,712,760	0.02
Shares of restricted stock granted	9,000,309	0.03
Exercised	-	-
Cancelled	-	-
Balance as of Mach 31, 2021	23,713,069	0.04

	March 31,	December 31,
Number of Restricted Stock Awards	2021	2020
Vested	477,192	452,192
Non-vested	23,235,877	14,260,568

As of March 31, 2021 and December 31, 2020, there was $245,619 and $144,964, respectively, of total unrecognized compensation cost related to non-vested share-based compensation, which is expected to be recognized over the next year.

NOTE 14: SHARE-BASED COMPENSATION

Stock Options

During the years ended December 31, 2020 and 2019, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the years ended December 31, 2020 and 2019:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2018	166,385	$3.45
Grants	295,810	1.09
Cancelled/expired	(84,968)	3.82
Balance as of December 31, 2019	377,227	$1.86
Grants	12,503,783	0.02
Exercised	(127,596)	2.11
Cancelled/expired	(1,001,822)	0.11
Balance as of December 31, 2020	11,751,592	$0.05

The weighted average grant date fair value of stock options granted during the year ended December 31, 2020 and 2019 was $0.02 and $0.72, respectively. The total fair value of stock options that granted during the year ended December 31, 2020 and 2019 was approximately $251,117 and $211,838, respectively. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the year ended December 31, 2020 and 2019:

	2020	2019
Expected term (years)	5.7	2.8
Expected stock price volatility	316.43%	153.58%
Weighted-average risk-free interest rate	0.40%	1.13%
Expected dividend	$0.00	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2020:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	11,751,592	9.51	$0.05
Exercisable	655,642	9.07	0.43
Expected to vest	11,095,950	9.54	$0.03

As of December 31, 2020 and December 31, 2019, there was $211,661 and $18,229, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the years ended December 31, 2020 and 2019, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the years ended December 31, 2020 and 2019:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2018	126,432	$3.70
Shares of restricted stock granted	900,203	0.78
Exercised	(261,135)	1.67
Cancelled/expired	(241,163)	0.95
Balance as of December 31, 2019	524,337	0.97
Shares of restricted stock granted	14,260,568	0.0158
Exercised	-	-
Cancelled/expired	(72,145)	0.60
Balance as of December 31, 2020	14,712,760	0.05

	December 31,	December 31,
Number of Restricted Stock Awards	2020	2019
Vested	452,192	57,243
Non-vested	14,260,568	467,094

As of December 31, 2020 and December 31, 2019, there was $144,964 and $147,743, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation, which is expected to be recognized over the next year.